FINANCIAL INSTRUMENTS - Debt Interest Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 343	$ 436
Borrowing costs capitalised	(24)	(14)
Interest	319	422
Deposits on Pascua-Lama silver sale agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 1	$ 70
Effective rate (as percent)	0.53%	8.75%
Deposits on Pueblo Viejo gold and silver streaming agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 33	$ 34
Effective rate (as percent)	6.44%	6.79%
5.7% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 49	$ 49
Effective rate (as percent)	5.73%	5.74%
3.85%/5.25% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 41	$ 53
Effective rate (as percent)	5.31%	4.87%
5.80% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 23	$ 23
Effective rate (as percent)	5.84%	5.87%
6.35% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 38	$ 38
Effective rate (as percent)	6.39%	6.41%
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 70	$ 77
Effective rate (as percent)	6.38%	6.33%
Capital leases
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 5	$ 6
Effective rate (as percent)	6.09%	7.14%
Other debt obligations
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 34	$ 34
Effective rate (as percent)	6.16%	6.17%
Five Point Seven Five Notes [Member]
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 49	$ 49
Effective rate (as percent)	5.77%	5.79%
Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 0	$ 3
Effective rate (as percent)	0.00%	3.36%